UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/13

The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Global Equity Income Fund

Dreyfus International Bond Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Global Equity Income Fund
January 31, 2013 (Unaudited)

Common Stocks--91.1%	Shares	Value ($)
Australia--2.7%
AMP	694,000	3,850,088
Dexus Property Group	1,910,535	2,081,952
		5,932,040
Brazil--2.0%
CCR	430,283	4,440,362
Canada--1.9%
Husky Energy	135,672	4,230,398
Denmark--1.9%
TDC	530,490	4,059,749
France--3.0%
Suez Environnement	165,986	2,197,626
Total	79,217	4,294,878
		6,492,504
Germany--4.2%
Bilfinger	21,511	2,177,708
Deutsche Post	182,745	4,291,402
Deutsche Telekom	218,515	2,686,302
		9,155,412
Hong Kong--3.8%
China Mobile	370,015	4,067,331
Link REIT	815,574	4,238,032
		8,305,363
Luxembourg--1.0%
SES	72,347	2,214,644
Netherlands--4.2%
Reed Elsevier	183,993	2,859,238
Royal Dutch Shell, Cl. A	57,210	2,028,206
Unilever	106,641	4,314,929
		9,202,373
Norway--3.3%
Orkla	354,981	3,132,052
Statoil	157,646	4,198,776
		7,330,828
Poland--1.2%
Telekomunikacja Polska	660,620	2,564,519

Singapore--1.8%
Mapletree Logistics Trust	1,336,000		1,262,974
Parkway Life Real Estate Investment Trust	336,000		632,554
Singapore Technologies Engineering	681,000		2,156,926
			4,052,454
South Africa--2.9%
Gold Fields	194,236		2,253,107
MTN Group	213,000		4,169,537
			6,422,644
South Korea--1.0%
Macquarie Korea Infrastructure Fund	370,730		2,264,026
Sweden--2.0%
TeliaSonera	599,192		4,324,877
Switzerland--8.7%
Nestle	37,273		2,617,158
Novartis	96,300		6,560,738
Roche Holding	29,000		6,417,889
Zurich Insurance Group	12,508	a	3,598,258
			19,194,043
Taiwan--1.9%
HTC	213,920		2,111,922
Taiwan Semiconductor Manufacturing	566,000		1,945,676
			4,057,598
Thailand--.9%
Bangkok Bank	281,800		2,079,007
United Kingdom--9.3%
BAE Systems	405,500		2,184,035
Cable & Wireless Communications	3,000,000		1,945,537
Centrica	423,674		2,353,147
GlaxoSmithKline	185,840		4,260,479
ICAP	427,011		2,209,145
SSE	236,627		5,325,346
Standard Chartered	80,600		2,124,280
			20,401,969
United States--33.4%
AbbVie	57,451		2,107,877
Annaly Capital Management	247,000	b	3,672,890
AT&T	125,210		4,356,056
Clorox	55,129		4,322,665
ConocoPhillips	69,644		4,039,352
Lockheed Martin	48,943		4,251,678
Merck & Co.	97,230		4,205,197

Microsoft			2,342	64,335
Paychex			133,744	4,364,067
PDL BioPharma			92,141	633,930
Pfizer			184,099	5,022,221
Philip Morris International			115,693	10,199,495
Procter & Gamble			58,669	4,409,562
Reynolds American			244,000	10,731,120
Staples			179,000	2,412,920
Sysco			204,800	6,506,496
Wisconsin Energy			54,200	2,137,106
				73,436,967
Total Common Stocks
(cost $186,320,192)				200,161,777

Preferred Stocks--.3%
United Kingdom
AngloGold Ashanti Holdings Finance,
Conv., Cum. $3
(cost $945,936)			20,159	683,592
	Coupon	Maturity	Principal
Bonds and Notes--.8%	Rate (%)	Date	Amount ($)	Value ($)
United Kingdom
Standard Chartered,
Jr. Sub. Notes
(cost $1,846,899)	8.13	5/29/49	1,772,000	1,838,450

Other Investment--6.8%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $14,845,437)			14,845,437 [c]	14,845,437
Total Investments (cost $203,958,464)			99.0%	217,529,256
Cash and Receivables (Net)			1.0%	2,199,980
Net Assets			100.0%	219,729,236

REIT-- Real Estate Investment Trust

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $13,570,794 of which $15,545,595 related to appreciated investment securities and $1,974,801 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	16.7
Health Care	13.3
Telecommunication	12.8
Financials	12.7
Industrials	12.3
Oil & Gas	8.5
Money Market Investment	6.8
Consumer Services	6.4
Utilities	5.5
Technology	1.9
Basic Materials	1.3
Corporate Bond	.8
99.0

†	Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
7/17/2013 a	3,078,000	3,173,485	3,170,406	(3,079)

British Pound,
Expiring
2/15/2013 b	1,406,000	2,266,666	2,229,736	(36,930)

Norwegian Krone,
Expiring
2/1/2013 c	1,363,945	247,983	249,674	1,691

Swedish Krona,
Expiring:
2/1/2013 d	895,413	140,780	140,836	56
2/4/2013 a	2,105,628	331,257	331,186	(71)

Sales:		Proceeds ($)
Australian Dollar,
Expiring:
2/1/2013 a	1,740,692	1,818,780	1,815,188	3,592
7/17/2013 a	3,078,000	3,186,976	3,170,406	16,570

Brazilian Real,

Expiring
6/14/2013 a	5,390,000	2,535,408	2,659,134	(123,726)

British Pound,
Expiring:
2/15/2013 a	1,290,000	2,020,888	2,045,775	(24,887)
2/15/2013 d	116,000	183,724	183,961	(237)

Euro,
Expiring:
2/15/2013 a	3,062,000	3,826,885	4,157,941	(331,056)
2/15/2013 d	3,408,000	4,485,371	4,627,780	(142,409)

South African Rand,
Expiring
6/14/2013 a	21,067,000	2,387,728	2,312,569	75,159

Gross Unrealized Appreciation	97,068
Gross Unrealized Depreciation	(662,395)

Counterparties:

a	UBS
b	JPMorgan Chase & Co.
c	Barclays Bank
d	Royal Bank of Scotland

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,838,450	-	1,838,450
Equity Securities - Domestic Common Stocks+	73,436,967	-	-	73,436,967
Equity Securities - Foreign Common Stocks+	126,724,810	-	-	126,724,810
Mutual Funds	14,845,437	-	-	14,845,437
Preferred Stocks+	683,592	-	-	683,592
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	97,068	-	97,068
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(662,395)	-	(662,395)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Bond Fund
January 31, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds And Notes--93.3%		Rate (%)	Date	Amount ($) a		Value ($)
Australia--2.1%
FMG Resources (August 2006),
Gtd. Notes		6.38	2/1/16	3,180,000	b,c	3,283,350
Queensland Treasury,
Gov't Gtd. Bonds, Ser. 13G	AUD	6.00	8/14/13	9,770,000		10,359,240
Queensland Treasury,
Gov't Gtd. Notes, Ser. 15	AUD	6.00	10/14/15	5,150,000		5,773,654
Queensland Treasury,
Gov't Gtd. Notes, Ser. 21	AUD	6.00	6/14/21	15,160,000		18,086,808
SMART Trust,
Ser. 2011-1USA, Cl. A3B		1.06	10/14/14	3,138,185	c,d	3,144,706
						40,647,758
Austria--2.0%
Austrian Government,
Sr. Unscd. Notes	EUR	3.15	6/20/44	5,760,000	c	8,512,496
Austrian Government,
Sr. Unscd. Bonds	EUR	3.90	7/15/20	19,495,000	c	30,775,307
						39,287,803
Belgium--1.2%
Anheuser-Busch InBev,
Gtd. Notes	GBP	9.75	7/30/24	125,000		311,069
Belgium Government,
Sr. Unscd. Notes, Ser. 65	EUR	4.25	9/28/22	14,000,000		22,165,542
						22,476,611
Brazil--1.0%
Brazil Notas do Tesouro Nacional,
Bonds	BRL	6.00	8/15/14	5,700,000	e	6,997,431
Petrobras International Finance,
Gtd. Notes	EUR	5.88	3/7/22	2,830,000		4,504,430
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	5,150,000	b,c	5,446,125
Tonon Bioenergia,
Sr. Unscd. Notes		9.25	1/24/20	1,500,000	b,c	1,496,250
						18,444,236
Canada--6.4%
Bombardier,
Sr. Unscd. Notes	EUR	6.13	5/15/21	2,740,000	c	3,883,114
Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A2	CAD	2.03	8/17/15	3,800,000	c	3,826,479

Canadian Capital Auto Receivables Asset Trust,
Ser. 2012-1A, Cl. A3	CAD	2.38	4/17/17	10,730,000	c	10,929,345
Canadian Capital Auto Receivables Asset Trust,
Ser. 2011-1A, Cl. A2	CAD	2.63	8/17/14	8,270,124	c	8,323,937
CIT Canada Equipment Receivables Trust,
Ser. 2012-1A, Cl. A2	CAD	2.11	12/20/16	8,595,000	c	8,640,664
CNH Capital Canada Receivables Trust,
Ser. 2011-1A, Cl. A2	CAD	2.34	7/17/17	11,268,918	c	11,392,069
Ford Auto Securitization Trust,
Ser. 2011-R3A, Cl. A2	CAD	1.96	7/15/15	4,405,705	c	4,431,678
Ford Auto Securitization Trust,
Ser. 2012-R1, Cl. A2	CAD	2.02	3/15/16	8,400,000		8,465,354
Ford Auto Securitization Trust,
Ser. 2011-R1A, Cl. A2	CAD	2.43	11/15/14	3,822,794	c	3,847,017
Ford Auto Securitization Trust,
Ser. 2010-R3A, Cl. A3	CAD	2.71	9/15/15	2,290,000	c	2,325,128
MEG Energy,
Gtd. Notes		6.38	1/30/23	3,875,000	c	4,059,063
Province of British Columbia,
Sr. Unscd. Bonds	CAD	2.70	12/18/22	26,250,000		26,086,036
Province of Ontario Canada,
Bonds	CAD	4.40	3/8/16	18,145,000		19,721,909
Rogers Communications,
Gtd. Notes	CAD	6.56	3/22/41	3,190,000		3,947,681
Videotron,
Gtd. Notes		5.00	7/15/22	4,040,000		4,242,000
						124,121,474
Chile--1.7%
Banco Santander Chile,
Sr. Unscd. Notes		3.88	9/20/22	2,900,000	c	2,960,894
Cencosud,
Gtd. Notes		4.88	1/20/23	3,100,000	c	3,191,273
Chilean Government,
Sr. Unscd. Notes	CLP	5.50	8/5/20	6,062,000,000		14,440,499
CODELCO,
Sr. Unscd. Notes		3.88	11/3/21	3,740,000	c	3,960,017
Empresa Nacional de Petroleo,
Sr. Unscd. Notes		4.75	12/6/21	3,675,000	b,c	3,886,860
Telefonica Chile,
Sr. Unscd. Notes		3.88	10/12/22	3,750,000	c	3,765,585
						32,205,128
China--.3%
Baidu,
Sr. Unscd. Notes		3.50	11/28/22	3,450,000		3,373,331
Country Garden Holdings,

Gtd. Notes		7.50	1/10/23	2,000,000	b,c	2,042,400
						5,415,731
Colombia--.2%
Bancolombia,
Sub. Notes		5.13	9/11/22	3,150,000		3,276,000
Denmark--3.0%
Denmark Government,
Bonds	DKK	0.10	11/15/23	305,400,000	f	58,627,628
France--3.3%
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	6,740,000	d	8,852,783
AXA,
Jr. Sub. Notes	EUR	6.21	10/29/49	1,400,000	d	1,833,198
BNP Paribas,
Sr. Unscd. Notes		2.38	9/14/17	13,695,000		13,933,813
Electricite de France,
Sub. Notes	EUR	5.38	12/29/49	2,600,000	d	3,489,484
French Government,
Bonds	EUR	3.25	10/25/21	6,435,000		9,585,161
Societe Generale,
Gtd. Notes		2.75	10/12/17	17,550,000	b	17,955,984
Veolia Environnement,
Jr. Sub. Notes	EUR	4.45	1/29/49	5,700,000	d	7,524,644
						63,175,067
Germany--1.8%
Allianz,
Sub. Notes	EUR	5.63	10/17/42	6,700,000	d	9,751,866
Conti-Gummi Finance,
Sr. Scd. Bonds	EUR	7.13	10/15/18	3,850,000	c	5,559,444
German Government,
Unscd. Bonds	EUR	2.00	1/4/22	9,705,000		13,703,580
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000		36,544
Techem,
Sr. Scd. Notes	EUR	6.13	10/1/19	1,760,000	c	2,545,045
Unitymedia Hessen,
Sr. Scd. Notes	EUR	7.50	3/15/19	2,545,000	c	3,784,205
						35,380,684
Iceland--.4%
Iceland Government,
Unscd. Notes		4.88	6/16/16	7,905,000		8,463,599
Indonesia--.0%
Indo Energy Finance II,
Gtd. Notes		6.38	1/24/23	800,000	c	820,000
Ireland--2.6%

Ardagh Packaging Finance,
Sr. Scd. Notes		4.88	11/15/22	1,000,000	c	997,500
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	7.38	10/15/17	1,620,000		2,364,594
Bank of Ireland,
Gov't Gtd. Notes	EUR	4.00	1/28/15	14,000,000		19,602,547
Irish Government,
Unscd. Bonds	EUR	5.50	10/18/17	13,850,000		20,905,077
Smurfit Kappa Acquisitions,
Sr. Scd. Notes	EUR	5.13	9/15/18	1,565,000	c	2,223,541
Smurfit Kappa Acquistions,
Sr. Scd. Notes	EUR	7.75	11/15/19	2,545,000	c	3,801,138
						49,894,397
Italy--8.2%
Enel Finance International,
Gtd. Notes		5.13	10/7/19	1,950,000	c	2,098,262
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	5,950,000		8,497,507
Intesa Sanpaolo,
Unscd. Notes		3.88	1/16/18	11,300,000		11,118,929
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	5.00	2/28/17	3,800,000		5,473,240
Italian Government,
Treasury Bonds	EUR	4.75	6/1/17	37,490,000		54,602,674
Italian Government,
Treasury Bonds	EUR	4.75	9/1/21	12,655,000		18,286,577
Italian Government,
Treasury Bonds	EUR	4.75	9/1/28	17,690,000		24,162,250
Italian Government,
Treasury Bonds	EUR	5.50	9/1/22	14,050,000		21,016,891
Telecom Italia Capital,
Gtd. Notes		7.18	6/18/19	2,100,000		2,512,965
Telecom Italia,
Sr. Unscd. Notes	EUR	8.25	3/21/16	1,100,000		1,737,014
Telecom Italia,
Sr. Unscd. Notes	GBP	7.38	12/15/17	4,850,000		8,781,083
						158,287,392
Japan--3.3%
Development Bank of Japan,
Gov't Gtd. Notes	JPY	1.05	6/20/23	34,000,000	b	380,302
Development Bank of Japan,
Gov't Gtd. Bonds	JPY	1.70	9/20/22	24,000,000		286,290
Japan Finance Organization for Municipalities,
Gov't Gtd. Notes	JPY	1.35	11/26/13	11,000,000		121,468
Japanese Government,

Sr. Unscd. Bonds, Ser. 11	JPY	1.70	6/20/33	446,150,000		4,817,439
Japanese Government,
Sr. Unscd. Bonds, Ser. 25	JPY	2.30	12/20/36	1,253,700,000		14,851,557
Japanese Government,
Sr. Unscd. Bonds, Ser. 58	JPY	1.90	9/20/22	1,645,000,000		19,980,908
Japanese Government,
Sr. Unscd. Bonds, Ser. 108	JPY	1.90	12/20/28	572,500,000		6,678,294
Japanese Government,
Sr. Unscd. Bonds, Ser. 121	JPY	1.90	9/20/30	1,330,000,000		15,206,884
Japanese Government,
Sr. Unscd. Bonds, Ser. 8	JPY	1.00	6/10/16	210,000,000	g	2,447,258
						64,770,400
Kazakhstan--.6%
Development Bank of Kazakhstan,
Sr. Unscd. Notes		4.13	12/10/22	3,950,000	c	4,058,625
Kazakhstan Temir Zholy Finance,
Gtd. Notes		6.95	7/10/42	5,500,000	c	6,875,000
						10,933,625
Malaysia--.2%
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0409	MYR	3.74	2/27/15	15,250,000		4,972,349
Mexico--1.4%
Comision Federal de Electricidad,
Sr. Unscd. Notes		5.75	2/14/42	3,725,000	c	4,172,000
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/10/21	87,550,000		7,597,403
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	119,800,000		12,387,455
Mexichem,
Sr. Unscd. Notes		4.88	9/19/22	2,300,000	c	2,429,375
						26,586,233
Netherlands--2.9%
ABN AMRO Bank,
Sr. Unscd. Notes		4.25	2/2/17	7,300,000	c	7,934,151
BMW Finance,
Gtd. Notes	EUR	3.88	1/18/17	1,300,000		1,928,250
ELM,
Sub. Notes	EUR	5.25	5/29/49	7,100,000	d	9,494,338
Heineken,
Sr. Notes		0.80	10/1/15	5,600,000	c	5,609,548
Iberdrola International,
Gtd. Notes	EUR	4.50	9/21/17	1,700,000		2,440,423
ING Bank,
Covered Notes	EUR	3.63	8/31/21	1,905,000		2,907,173
Rabobank Nederland,

Sub. Notes	EUR	3.75	11/9/20	3,350,000		4,753,699
Rabobank Nederland,
Sr. Unscd. Notes	EUR	3.88	4/20/16	5,100,000		7,468,724
Repsol International Finance,
Gtd. Notes	EUR	4.38	2/20/18	3,600,000		5,105,847
Repsol International Finance,
Gtd. Notes	EUR	4.88	2/19/19	3,200,000		4,639,954
Ziggo Bond,
Gtd. Notes	EUR	8.00	5/15/18	2,590,000	c	3,822,632
						56,104,739
New Zealand--2.2%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 1217	NZD	6.00	12/15/17	43,750,000		41,661,575
Nigeria--1.0%
Nigerian Government,
Treasury Bills, Ser. 364		0.00	4/25/13	1,650,000,000	k	10,221,705
Nigerian Government,
Treasury Bills,		0.00	1/9/14	1,680,000,000	k	9,735,661
						19,957,366
Norway--1.0%
DNB Boligkreditt,
Covered Bonds		2.90	3/29/16	4,470,000	c	4,753,769
DNB Boligkreditt,
Covered Bonds	EUR	3.38	1/20/17	4,920,000		7,266,307
Norwegian Government,
Bonds, Ser. 474	NOK	3.75	5/25/21	16,000,000		3,221,709
Statoil,
Gtd. Notes		4.25	11/23/41	4,895,000		5,086,659
						20,328,444
Peru--1.0%
BBVA Banco Continental,
Sr. Unscd. Notes		5.00	8/26/22	550,000	c	592,625
Corp Financiera de Desarrollo,
Sr. Unscd. Notes		4.75	2/8/22	2,355,000	c	2,596,387
Peruvian Government,
Sr. Unscd. Notes	PEN	6.95	8/12/31	31,234,000	c	15,280,429
						18,469,441
Philippines--.5%
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	22,000,000		624,661
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	291,000,000		9,132,493
						9,757,154
Poland--2.4%
Polish Government,

Bonds, Ser. 414	PLN	5.75	4/25/14	115,700,000		38,540,728
Polish Government,
Sr. Unscd. Notes		5.00	3/23/22	7,120,000		8,205,800
						46,746,528
Portugal--2.8%
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.35	10/16/17	41,100,000		54,682,158
Slovakia--2.9%
Slovakian Government,
Sr. Unscd. Notes		4.38	5/21/22	26,650,000	b,c	28,595,450
Slovakian Government,
Bonds, Ser. 213	EUR	3.50	2/24/16	10,990,000	b	16,071,135
Slovakian Government,
Bonds, Ser. 214	EUR	4.00	4/27/20	1,050,000		1,594,796
Slovakian Government,
Sr. Unscd. Notes	EUR	4.38	1/21/15	6,380,000		9,295,955
						55,557,336
South Africa--2.2%
Sasol Financing International,
Gtd. Notes		4.50	11/14/22	4,550,000		4,510,188
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	180,300,000		16,140,276
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	178,495,000		18,298,125
Transnet SOC,
Sr. Unscd. Notes		4.00	7/26/22	3,410,000	c	3,406,590
						42,355,179
South Korea--.5%
Export-Import Bank of Korea,
Sr. Unscd. Notes	EUR	5.75	5/22/13	100,000		138,047
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	9,560,000		9,677,311
						9,815,358
Spain--7.4%
Banco Bilbao Vizcaya Argentaria,
Covered Notes	EUR	3.88	1/30/23	3,100,000		4,153,114
Banco Santander,
Covered Bonds	EUR	4.63	1/20/16	10,500,000		15,058,202
BBVA Senior Finance,
Gtd. Notes	EUR	3.75	1/17/18	4,200,000		5,628,019
BBVA US Senior,
Gtd. Notes		4.66	10/9/15	9,400,000		9,707,342
Gas Natural Capital Markets,
Gtd. Notes	EUR	6.00	1/27/20	6,300,000		9,531,076
Iberdrola Finanzas,

Gtd. Notes	EUR	3.50	10/13/16	8,000,000		11,161,841
Santander International Debt,
Gtd. Notes	EUR	4.00	3/27/17	10,200,000		13,980,907
Spanish Government,
Sr. Unscd. Bonds	EUR	3.40	4/30/14	28,580,000		39,742,300
Spanish Government,
Sr. Unsub. Bonds	EUR	4.70	7/30/41	7,000,000		8,156,988
Spanish Government,
Bonds	EUR	5.40	1/31/23	7,250,000		9,981,648
Spanish Government,
Sr. Unsub. Bonds	EUR	5.85	1/31/22	2,020,000		2,915,175
Telefonica Emisiones,
Gtd. Notes	GBP	5.38	2/2/18	8,000,000		13,516,374
						143,532,986
Supranational--1.3%
Asian Development Bank,
Sr. Unscd. Notes	CNY	2.85	10/21/20	25,000,000		3,985,656
Corp Andina De Formento,
Sr. Unscd. Notes		3.75	1/15/16	3,835,000		4,064,275
Eurasian Development Bank,
Sr. Unscd. Notes		4.77	9/20/22	3,310,000	c	3,447,365
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000		442,836
International Bank for Reconstruction & Development,
Sr. Unscd. Notes	AUD	3.50	1/24/18	12,500,000		12,995,211
						24,935,343
Sweden--1.5%
Stadshypotek,
Covered Bonds	EUR	3.00	10/1/14	3,675,000		5,192,000
Swedish Government,
Bonds, Ser. 3105	SEK	3.50	12/1/15	66,000,000	h	14,002,753
Swedish Government,
Bonds, Ser. 3102	SEK	4.00	12/1/20	40,000,000	h	10,401,944
						29,596,697
Switzerland--.9%
Credit Suisse,
Covered Notes		2.60	5/27/16	5,135,000	c	5,412,388
Credit Suisse,
Covered Notes	EUR	2.13	1/18/17	5,600,000		7,927,601
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	4,165,000	c	4,706,612
						18,046,601
Thailand--.3%
Bangkok Bank,
Sr. Unscd. Notes		2.75	3/27/18	3,845,000	c	3,936,030

Thai Oil,
Sr. Unscd. Notes		3.63	1/23/23	2,530,000	c	2,509,274
						6,445,304
Turkey--1.1%
Export Credit Bank of Turkey,
Sr. Unscd. Notes		5.88	4/24/19	1,870,000		2,094,400
Turkish Government,
Bonds	TRY	3.00	2/23/22	27,590,000	i	19,522,788
						21,617,188
United Kingdom--9.9%
Abbey National Treasury Services,
Covered Bonds	EUR	3.63	9/8/17	5,400,000		7,948,116
ArcelorMittal,
Sr. Unscd. Notes		6.75	2/25/22	3,740,000	b,d	4,120,242
ArcelorMittal,
Sr. Unsub. Notes	EUR	5.88	11/17/17	1,685,000	b,d	2,442,311
Barclays Bank,
Covered Notes	EUR	2.13	9/8/15	5,505,000		7,654,476
BP Capital Markets,
Gtd. Notes		2.25	11/1/16	1,655,000		1,720,129
E-Carat,
Ser. 2012-1, Cl. A	GBP	1.30	6/18/20	3,566,845		5,671,602
GlaxoSmithKline Capital,
Gtd. Notes		0.75	5/8/15	7,535,000		7,572,615
Gracechurch Card Funding,
Ser. 2012-1A, Cl. A2	EUR	0.91	2/15/17	4,785,000	c,d	6,571,496
HSBC Holdings,
Sub. Notes	EUR	6.25	3/19/18	3,050,000		4,847,404
INEOS Finance,
Sr. Scd. Notes		7.50	5/1/20	2,435,000	c	2,635,888
INEOS Finance,
Sr. Scd. Bonds		8.38	2/15/19	680,000	c	747,150
Lloyds TSB Bank,
Covered Notes	EUR	3.38	3/17/16	4,500,000		6,446,342
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	1,500,000		2,341,009
Nationwide Building Society,
Covered Notes	EUR	2.88	9/14/15	5,405,000		7,732,528
Paragon Mortgages,
Ser. 14A, Cl. A2C		0.51	9/15/39	8,253,646	c,d	7,447,463
Royal Bank of Scotland,
Covered Notes	EUR	3.00	9/8/16	1,745,000		2,496,872
Royal Bank of Scotland,
Covered Notes	EUR	3.88	10/19/21	6,350,000		9,802,162
Royal Bank of Scotland,

Sr. Unscd. Notes	EUR	4.75	5/18/16	2,250,000		3,365,868
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	3,660,000	d	4,339,344
United Kingdom Gilt,
Bonds	GBP	4.25	9/7/39	22,590,000		42,029,395
United Kingdom Gilt,
Bonds	GBP	4.25	12/7/40	8,440,000		15,696,430
United Kingdom Gilt,
Unscd. Bonds	GBP	1.75	9/7/22	24,785,000		38,147,249
						191,776,091
United States--11.8%
Ally Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.45	5/15/14	47,384		47,404
Ally Financial,
Gtd. Notes		4.50	2/11/14	990,000		1,019,700
Ally Financial,
Gtd. Notes		5.50	2/15/17	5,440,000		5,874,884
Ally Master Owner Trust,
Ser. 2011-5, Cl. A		0.86	6/15/15	5,965,000	d	5,972,292
American International Group,
Sr. Unscd. Notes		4.88	6/1/22	3,755,000		4,194,159
ARL First,
Ser. 2012-1A, Cl. A1		1.96	12/15/42	4,623,702	c,d	4,731,347
Bank of America,
Sr. Unscd. Notes		3.88	3/22/17	6,925,000		7,426,654
BMW US Capital,
Gtd. Notes	EUR	5.00	5/28/15	355,000		524,387
Capital Auto Receivables Asset Trust,
Ser. 2013-1, Cl. D		2.19	9/20/21	1,950,000		1,941,871
Capital One Financial,
Sr. Unscd. Notes		1.00	11/6/15	6,360,000		6,336,773
Chrysler Financial Auto Securitization Trust,
Ser. 2010-A, Cl. D		3.52	8/8/16	2,900,000		2,909,038
CIT Group,
Sr. Unscd. Notes		4.25	8/15/17	2,980,000		3,099,200
CIT Group,
Sr. Unscd. Notes		5.00	5/15/17	3,625,000		3,887,812
Citigroup,
Sr. Unscd. Notes		2.65	3/2/15	7,140,000		7,327,039
Comcast,
Gtd. Notes		5.90	3/15/16	950,000		1,087,537
DaVita HealthCare Partners,
Gtd. Notes		5.75	8/15/22	765,000		807,075
Energy Transfer Partners,
Sr. Unscd. Notes		8.50	4/15/14	181,000		196,424

Exelon Generation,
Sr. Unscd Notes		4.25	6/15/22	8,400,000	c	8,668,338
Express Scripts Holding
Gtd. Notes		2.10	2/12/15	3,655,000		3,736,284
Ford Motor Credit,
Sr. Unscd. Notes		3.00	6/12/17	3,410,000		3,484,512
Ford Motor Credit,
Sr. Unscd. Notes		3.88	1/15/15	4,675,000		4,860,873
General Electric Capital,
Sub. Notes		5.30	2/11/21	1,950,000		2,221,265
Hyundai Capital America,
Gtd. Notes		4.00	6/8/17	3,100,000	c	3,330,178
JP Morgan Chase Commercial Mortgage Securities Trust,
Ser. 2007-CB20, Cl. AM		5.88	2/12/51	3,640,000	d	4,242,369
JPMorgan Chase Bank,
Sub. Notes	EUR	4.38	11/30/21	6,350,000	d	9,082,693
Lamar Media,
Gtd. Notes		5.88	2/1/22	2,325,000		2,569,125
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C7, Cl. AJ		6.27	9/15/45	3,110,000	d	2,801,267
Levi Strauss & Co.,
Sr. Unscd. Notes	EUR	7.75	5/15/18	745,000		1,087,421
LyondellBasell Industries,
Sr. Unscd. Notes	EUR	5.00	4/15/19	3,225,000		3,571,688
Metropolitan Life Global Funding I,
Sr. Scd. Notes		2.00	1/9/15	3,485,000	c	3,575,997
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	3,570,000		3,909,150
Morgan Stanley Bank of America Merrill Lynch Trust,
Ser. 2013-C7, Cl. B		3.77	2/15/46	2,355,000		2,425,533
Peabody Energy,
Gtd. Notes		6.00	11/15/18	3,305,000		3,478,513
Peabody Energy,
Gtd. Notes		6.25	11/15/21	1,570,000		1,648,500
PepsiCo,
Sr. Unscd. Notes		0.80	8/25/14	3,900,000		3,920,225
Prudential Financial,
Notes		5.38	6/21/20	1,100,000		1,284,393
Puget Energy,
Sr. Scd. Notes		6.00	9/1/21	980,000		1,102,471
Santander Drive Auto Receivables Trust,
Ser. 2010-1, Cl. A3		1.84	11/17/14	1,584,913		1,597,114
Santander Drive Auto Receivables Trust,
Ser. 2012-1, Cl. B		2.72	5/15/16	1,215,000		1,248,629
Sealed Air,

Gtd. Notes		6.50	12/1/20	1,565,000	b,c	1,737,150
SLM,
Sr. Unscd. Notes		7.25	1/25/22	4,930,000		5,533,925
Southern Copper,
Sr. Unscd. Notes		3.50	11/8/22	1,340,000		1,350,506
Staples,
Sr. Unscd. Notes		4.38	1/12/23	6,785,000	b	6,776,729
Structured Asset Securities,
Ser. 2006-AM1, Cl. A4		0.36	4/25/36	5,220,180	d	4,698,470
Structured Asset Securities,
Ser. 2004-11XS, Cl. 1A5A		6.25	6/25/34	4,285,000	d	4,349,005
U.S. Treasury Inflation Protected Securities		2.13	1/15/19	22,210,647	b	27,032,778
Unit,
Gtd. Notes		6.63	5/15/21	3,955,000		4,123,088
UPCB Finance VI,
Sr. Scd. Notes		6.88	1/15/22	3,175,000	c	3,468,688
Ventas Realty,
Gtd. Notes		4.25	3/1/22	1,625,000		1,721,905
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C29, Cl. AJ		5.37	11/15/48	4,940,000	d	4,415,915
Wells Fargo & Co.
Sr. Unscd. Notes		2.63	12/15/16	6,025,000		6,364,557
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. B		3.71	3/15/45	1,780,000	d	1,833,311
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C11, Cl. C		4.13	3/15/45	1,855,000	d	1,910,618
WM Covered Bond Program,
Covered Notes	EUR	4.00	11/26/16	510,000		761,005
WM Wrigley Jr.,
Sr. Scd. Notes		3.70	6/30/14	2,595,000	c	2,674,477
Xerox,
Sr. Unscd. Notes		1.13	5/16/14	1,070,000	d	1,068,288
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	6,785,000	c,d	7,226,025
						218,276,574
Venezuela--.4%
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	7,100,000		6,975,750
Zambia--.1%
Zambian Government,
Unscd. Bonds		5.38	9/20/22	1,400,000	c	1,440,250
Total Bonds And Notes
(cost $1,722,058,514)						1,805,864,177
				Face Amount
				Covered by

Options Purchased--.4%	Contracts ($)		Value ($)
Call Options--.1%
10-Year USD LIBOR-BBA,
June 2013 @ $1.89	92,400,000	j	507,741
Australian Dollar,
Febraury 2013 @ $1.01	36,100,000	j	20,541
Australian Dollar,
May 2013 @ $0.98	9,000,000	j	38,475
Australian Dollar,
March 2013 @ $1.03	36,900,000	j	231,621
Euro,
June 2013 @ $1.31	46,200,000	j	354,631
South Korean Won,
March 2013 @ $ 110	36,700,000	j	251,101
			1,404,110
Put Options--.3%
10-Year USD LIBOR-BBA,
June 2013 @ 1.89	92,400,000	j	3,137,171
Euro,
June 2013 @ $1.31	46,200,000	j	2,076,182
U.S. Treasury Long Bonds,
February 2013 @ $144	46,800,000	j	738,563
			5,951,916
Total Options
(cost $7,524,055)			7,356,026
	Principal
Short-Term Investments--1.6%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.07%, 4/18/13	4,555,000	l	4,554,449
0.09%, 2/7/13	23,040,000	l	23,039,908
0.10%, 7/25/13	4,435,000		4,432,805
Total Short-Term Investments
(cost $32,026,764)			32,027,162

Other Investment--2.7%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $51,822,391)	51,822,391	[m]	51,822,391

Investment of Cash Collateral for Securities Loaned--1.8%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $34,088,963)	34,088,963	[m]	34,088,963
Total Investments (cost $1,847,520,687)	99.8%		1,931,158,719
Cash and Receivables (Net)	.2%		4,497,836

Net Assets	100.0%	1,935,656,555

a	Principal amount stated in U.S. Dollars unless otherwise noted.
AUD--Australian Dollar
BRL--Brazilian Real
CAD--Canadian Dollar
CLP--Chilean Peso
CNY--Chinese Yuan Renminbi
DKK--Danish Krone
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MYR--Malaysian Ringgit
MXN--Mexican New Peso
NOK--Norwegian Krone
NZD--New Zeland Dollar
PEN--Peruvian Nuevo Sol
PHP--Philippine Peso
PLN--Polish Zloty
SEK--Swedish Krona
TRY--Turkish Lira
ZAR--South African Rand
b	Security, or portion thereof, on loan. At January 31, 2013, the value of the fund's securities on loan was
$63,400,105 and the value of the collateral held by the fund was $75,043,991, consisting of cash collateral of
$34,088,963 and U.S. Government & Agency securities valued at $40,955,028.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities were valued at $320,345,589 or 16.6% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price
Index.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Denmark Consumer Price Index.
g	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Swedish Consumer Price Index.
i	Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
j	Non-income producing security.
k	Security issued with a zero coupon. Income is recognized through the accretion of discount.
l	Held by or on behalf of a counterparty for open financial futures positions.
m	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $83,230,223 of which $97,274,384 related to appreciated investment securities and $14,044,161 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Non-U.S. Government	55.3
Securitized	11.8
Corporate-Investment Grade	19.1
Corporate-High Yield	5.7
Cash & Equivalents	4.4
U.S. Government	3.1
Options Purchased	.4
99.8

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring
2/28/2013 a	32,760,000	34,448,504	34,094,541	(353,963)

Brazilian Real,
Expiring:
2/4/2013 a	37,180,000	18,234,249	18,609,260	375,011
2/4/2013 b	81,410,000	38,617,712	40,863,638	2,245,926

British Pound,
Expiring
2/28/2013 c	75,645,000	119,325,698	119,954,702	629,004

Euro,
Expiring
2/1/2013 c	100,542	136,345	136,515	170

Hungarian Forint,
Expiring
2/28/2013 a	8,490,000,000	38,673,529	39,269,068	595,539

Hong Kong Dollar,
Expiring
2/28/2013 d	434,700,000	56,075,281	56,056,735	(18,546)

Japanese Yen,
Expiring:
2/28/2013	a	6,139,720,000	68,086,024	67,152,480	(933,544)
2/28/2013	c	5,450,780,000	60,540,006	59,617,280	(922,726)
2/28/2013	d	8,693,740,000	96,700,473	95,086,781	(1,613,692)

Malaysian Ringgit,
Expiring:
2/28/2013	a	11,300,000	3,727,896	3,630,167	(97,729)
2/28/2013	e	15,560,000	5,107,668	4,998,708	(108,960)

Mexcian New Peso,
Expiring
2/28/2013	f	824,920,000	65,040,881	64,704,826	(336,055)

Polish Zloty,
Expiring:
2/28/2013	c	115,750,000	37,175,306	37,346,692	171,386
2/28/2013	g	34,445,000	10,957,008	11,113,665	156,657

Russian Ruble,
Expiring:
2/28/2013	a	1,737,000,000	57,160,909	57,632,393	471,484
2/28/2013	c	530,000,000	17,496,369	17,585,013	88,645

Singapore Dollar,
Expiring
2/28/2013	a	5,250,000	4,273,121	4,241,750	(31,371)

Swedish Krona,
Expiring
2/28/2013	b	80,625,000	12,403,512	12,673,971	270,459

Sales:

Proceeds ($)

Brazilian Real,
Expiring:
2/4/2013	a	75,580,000	37,176,586	37,937,278	(760,692)
2/4/2013	e	5,830,000	2,860,647	2,926,360	(65,713)

Canadian Dollar,
Expiring
2/28/2013	g	27,250,000	27,163,620	27,305,430	(141,810)

Czech Koruna,
Expiring
2/28/2013	h	725,900,000	38,163,083	38,412,521	(249,438)

Danish Krone,
Expiring
2/28/2013	a	133,610,000	23,900,620	24,322,666	(422,046)

Euro,
Expiring:
2/28/2013	a	51,590,000	69,016,070	70,059,226	(1,043,156)
2/28/2013	c	50,625,000	67,699,936	68,748,756	(1,048,820)

New Zeland Dollar,
Expiring
2/28/2013	a	45,350,000	38,038,219	37,991,873	46,346

South African Rand,
Expiring
2/28/2013	g	213,460,000	23,349,444	23,779,004	(429,560)

South Korean Won,
Expiring

2/28/2013	e	59,030,000,000	55,026,986	54,120,829	906,157

Swiss Franc,
Expiring
2/28/2013	i	47,565,000	51,044,992	52,280,871	(1,235,879)

Taiwan Dollar,
Expiring
2/28/2013	f	1,100,000,000	37,500,426	37,261,194	239,232

Gross Unrealized Appreciation					6,196,016
Gross Unrealized Depreciation					(9,813,700)

Counterparties:

a	Goldman Sachs
b	Morgan Stanley
c	Barclays Bank
d	Bank of America
e	Citigroup
f	JPMorgan Chase & Co.
g	Credit Suisse First Boston
h	Deutsche Bank
i UBS

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 01/31/2013 ($)

Financial Futures Long
Canadian 10 Year Bond	232	31,101,584	March 2013	(380,026)
Japanese 10 Year Bond	230	362,939,472	March 2013	(92,399)
Long Gilt	854	157,615,904	March 2013	(2,108,133)

Financial Futures Short
Euro-Bond	9	(1,734,036)	March 2013	4,175
U.S. Treasury 5 Year Notes	108	(13,363,313)	March 2013	22,754
U.S. Treasury 10 Year Notes	1,191	(156,355,969)	March 2013	1,561,892
U.S. Treasury Long Bonds	110	(15,781,563)	March 2013	621,871
U.S. Treasury Ultra Long Bonds	153	(23,949,281)	March 2013	1,508,178

Gross Unrealized Appreciation				3,718,870
Gross Unrealized Depreciation				(2,580,558)

STATEMENT OF OPTIONS WRITTEN
January 31, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
Japanese Yen,
April 2013 @ $93	93,500,000	a	(1,312,553)
Put Options:
U.S. Treasury Long Bonds,
February 2013 @ $142	468,000	[a]	(365,625)
U.S. Treasury Long Bonds,
February 2013 @ $143	468,000	a	(519,187)
(premiums received $1,789,556)			(2,197,365)

[a]	Non-income producing security.

						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
17,345,000	USD - 6 Month Libor	Citibank	(3.68)	5/5/2020	(2,709,468.24)	(2,709,468)
179,800,000	USD - 6 Month Libor	JP Morgan	(1.76)	11/8/2022	3,616,466.93	3,616,467
29,400,000	USD - 6 Month Libor	Citibank	(0.84)	11/8/2022	136,709.80	136,710
42,200,000	EUR - 1 Year Libor	JP Morgan	1.91	11/4/2016	2,169,940.00	2,169,940
74,480,000	NZD - 6 Month Libor	JP Morgan	3.05	1/31/2015	(16,438.46)	(16,439)
37,240,000	NZD - 6 Month Libor	JP Morgan	3.05	2/1/2015	(9,678.69)	(9,679)
37,240,000	NZD - 6 Month Libor	JP Morgan	3.04	2/1/2015	(14,128.95)	(14,129)
37,240,000	NZD - 6 Month Libor	JP Morgan	3.03	2/1/2015	(15,610.29)	(15,610)
						3,157,792

						5,923,117
						(2,765,325)

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	100,715,640	-	100,715,640
Commercial Mortgage-Backed	-	17,629,013	-	17,629,013
Corporate Bonds+	-	613,944,452	-	613,944,452
Foreign Government	-	1,034,745,826	-	1,034,745,826
Mutual Funds	85,911,354	-	-	85,911,354
Residential Mortgage-Backed	-	11,796,468	-	11,796,468
U.S. Treasury	-	59,059,940	-	59,059,940
Other Financial Instruments:
Financial Futures++	3,718,870	-	-	3,718,870
Forward Foreign Currency Exchange Contracts++	-	6,196,016	-	6,196,016
Options Purchased	738,563	6,617,463	-	7,356,026
Swaps+++	-	5,923,117	-	5,923,117
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(2,580,558)	-	-	(2,580,558)
Forward Foreign Currency Exchange Contracts++	-	(9,813,700)	-	(9,813,700)
Options Written	(884,812)	(1,312,553)	-	(2,197,365)
Swaps++	-	(2,765,325)	-	(2,765,325)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)